Contingencies	12 Months Ended
Mar. 29, 2014
Commitments And Contingencies Disclosure [Abstract]
Contingencies
12.	Contingencies:

(a)	The Company and its subsidiaries, in the normal course of business, become involved from time to time in litigations and claims. While the final outcome with respect to claims and legal proceedings pending at March 29, 2014 cannot be predicted with certainty, management believes that adequate provisions have been recorded in the accounts where required and that the financial impact, if any, from claims related to normal business activities will not be material.

(b)	From time to time, the Company guarantees a portion of its private label credit card sales to its credit card vendor. At March 29, 2014 and March 30, 2013, the amount guaranteed under such arrangements was approximately $5.0 million and $6.0 million, respectively. At March 29, 2014 and March 30, 2013, the Company has recorded in accrued liabilities a reserve of $0.4 million and $0.4 million, respectively, associated with this guaranteed amount.

(c)	The Company has entered into an agreement with Prime Investments S.A. under the terms of which Prime Investments will supply the Company with at least 45%, on an annualized cost basis, of the Company’s loose diamond requirements upon the satisfaction of certain conditions (see note 14(d)).

(d)	The Company entered into a five-year distribution agreement with Damiani International B.V. (“Damiani”) during fiscal 2010 in which the Company purchased an aggregate cost value of $10.6 million of jewelry products from Damiani for sale by the Company in Canada and the United States. The agreement provides that the Company will pay for the products on an annual basis beginning on February 15, 2010 based on the cost value of the products sold during the previous year. However, the Company must make minimum annual payments totaling an aggregate amount of $5.6 million during the term of the agreement. Under this agreement, the Company is also required to replenish certain jewelry products sold during each previous quarter with payment on these purchases required within 90 days of receipt during the life of the agreement. The Company also has the right to return up to $5.0 million of any unsold Damiani products at the end of the term of the agreement. The total amount payable under this agreement is included in accounts payable.